Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Consolidated Statements of Operations
Revenue, net	$ 220,057,606	$ 230,042,240	$ 210,179,181
Voyage expenses	(81,253,212)	(96,056,391)	(98,142,454)
Vessel operating expenses	(62,546,733)	(62,546,606)	(67,017,632)
Charter hire costs	(1,367,528)
Depreciation	(32,187,324)	(32,322,695)	(35,137,880)
Amortization of deferred drydock expenditures	(6,198,245)	(4,803,069)	(3,637,276)
General and administrative expenses
Corporate	(15,122,906)	(14,951,996)	(12,626,373)
Commercial and chartering	(2,780,970)	(3,194,218)	(3,233,888)
Loss on vessel held for sale	(6,447,309)		(6,360,813)
Loss on sale of vessels		(13,162,192)
Unrealized losses on derivatives	(113,591)
Interest expense and finance costs	(18,168,155)	(26,759,754)	(27,405,608)
Interest income	281,618	952,190	606,665
Loss before taxes	(5,846,749)	(22,802,491)	(42,776,078)
Income tax	(199,446)	(58,766)	(162,923)
Loss	$ (6,046,195)	$ (22,861,257)	$ (42,939,001)
Loss per share, basic and diluted	$ (0.18)	$ (0.69)	$ (1.31)
Weighted average number of shares outstanding, basic and diluted	33,241,936	33,097,831	32,837,866